TRANSITION PERIOD COMPARATIVE DATA (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Data:
Revenues	$ 1,350	$ 1,292	$ 1,859	$ 2,071	$ 3,278	$ 2,726	$ 6,004	$ 4,949	$ 3,411
Cost of revenues	547	671	777	1,377	1,472	1,539	3,011	2,696	2,291
GROSS PROFIT	803	621	1,082	694	1,806	1,187	2,993	2,253	1,120
Operating expenses:
Research and development	2,174	834	3,120	2,607	1,381	1,093	2,474	1,338	1,330
Selling and marketing	1,206	626	1,608	1,246	928	1,045	1,973	1,236	1,040
General and administrative (including $1,454 and $99 of share based compensation for the six month periods ended June 30, 2012 and 2011, respectively)	1,789	7,398	4,001	3,999	9,884	2,391	12,275	2,898	1,467
Total operating expenses	5,169	8,858	8,729	7,852	12,193	4,529	16,722	5,472	3,837
LOSS FROM OPERATIONS	(4,366)	(8,237)	(7,647)	(7,158)	(10,387)	(3,342)	(13,729)	(3,219)	(2,717)
Financial expenses (income), net	(2,488)	39	1,730	(109)	147	787	934	154	(40)
LOSS BEFORE TAX EXPENSES	(1,878)	(8,276)	(9,377)	(7,049)	(10,534)	(4,129)	(14,663)	(3,373)	(2,677)
Tax expenses	42	(43)	49	32	(18)	20	2	47	47
NET LOSS	(1,920)	(8,233)	(9,426)	(7,081)	(10,516)	(4,149)	(14,665)	(3,420)	(2,724)
Net loss per share - basic and diluted	$ (0.11)	$ (0.49)	$ (0.54)	$ (0.41)	$ (0.64)	$ (0.29)	$ (0.95)	$ (0.28)	$ (0.23)
Weighted average number of ordinary shares used in computing net loss per share- basic and diluted	17,727,815	16,674,356	17,401,025	17,044,221	16,374,636	14,328,236	15,359,925	12,308,632	11,914,713
Allocation of share-based compensation expense:
Total share-based compensation expense				1,944			9,590	1,620	562
Cash Flow Data:
Net cash used by operating activities			(5,799)	(4,363)	(4,217)	(1,786)	(6,003)	(2,710)	(1,545)
Net cash used by investing activities			(193)	(200)	157	(144)	13	(46)	(346)
Net cash provided by financing activities			1,049	9,753	1,313	9,356	10,669	3,037	655
Effect of exchange rate changes on cash and cash equivalents			92		(229)	8	(221)	(21)	41
Net increase in cash and cash equivalents			(4,851)	5,190	(2,976)	7,434	4,458	260	(1,195)
General and Administrative [Member]
Allocation of share-based compensation expense:
Total share-based compensation expense				$ 1,454		$ 99	$ 8,542	$ 869	$ 65